SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Supplementary Financial Statement Information [Abstract]
Schedule Of Revenues
	Six months ended June 30		Three months ended June 30
	2024	2025	2024	2025
Royalties revenue	$1,056	$683	$612	$530
Sale of IP	4,800	16,000	4,800	16,000
License revenue	-	1,577	-	717
Support services	43	32	21	14
Total revenue	$5,899	$18,292	$5,433	$17,261

Schedule Of Research And Development Expenses
	Six months ended June 30		Three months ended June 30
	2024	2025	2024	2025
Payroll and related expenses	$1,957	1,687	$1,000	$763
Clinical and preclinical trials expenses	3,693	3,660	905	1,850
Professional consulting and subcontracted work	1,451	4,722	214	1,656
Supplier-led manufacturing development	-	2,749	-	-
Other	682	671	319	377
Total Research and development expenses	$7,783	$13,489	$2,438	$4,646